Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m
Equity-settled awards	131	118	118	—	—
Cash-settled awards	7	5	4	7	19
Total	138	123	122	7	19

Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of non-vested and vested shares

	Rio Tinto plc awards				Rio Tinto Limited awards
	2020 number	Weighted average fair value at grant date 2020 £	2019 number	Weighted average fair value at grant date 2019 £	2020 number	Weighted average fair value at grant date 2020 A$	2019 number	Weighted average fair value at grant date 2019 A$
Unvested awards at 1 January	3,803,394	22.20	3,845,082	21.86	1,636,517	45.11	1,797,279	43.34
Awarded	716,111	13.55	755,735	24.68	198,863	33.56	297,189	54.55
Forfeited	(136,030)	21.13	(122,961)	23.95	(178,921)	46.37	(126,775)	44.02
Failed performance conditions	(145,661)	16.64	(384,130)	23.79	(63,852)	33.38	(188,956)	46.42
Vested	(459,773)	20.55	(290,332)	21.36	(201,234)	41.21	(142,220)	41.72
Unvested awards at 31 December	3,778,041	21.01	3,803,394	22.20	1,391,373	44.40	1,636,517	45.11

	Rio Tinto plc awards				Rio Tinto Limited awards
	2020 number	Weighted average fair value at grant date 2020 £	2019 number	Weighted average fair value at grant date 2019 £	2020 number	Weighted average fair value at grant date 2020 A$	2019 number	Weighted average fair value at grant date 2019 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	476,602	43.13	339,821	45.52	217,287	93.48	151,607	100.30
Vested awards settled in cash during the year (including dividend shares applied on vesting)	108,887	43.13	1,279	43.65	28,208	93.82	1,347	92.97

Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of non-vested and vested shares

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2020 number	Weighted average fair value at grant date 2020 £	2019 number	Weighted average fair value at grant date 2019 £	2020 number	Weighted average fair value at grant date 2020 A$	2019 number	Weighted average fair value at grant date 2019 A$
Unvested awards at 1 January(b)	2,613,013	37.14	3,042,020	31.43	2,273,669	75.46	2,613,930	61.71
Awarded	1,190,528	36.27	1,043,817	40.41	921,070	83.20	846,008	86.56
Forfeited	(99,038)	44.42	(224,402)	39.46	(60,935)	85.01	(174,025)	72.18
Cancelled	(33,955)	37.72	(24,043)	32.87	(50,354)	71.45	(35,481)	60.91
Vested	(1,019,687)	34.46	(1,224,379)	25.40	(866,716)	65.19	(976,763)	49.39
Unvested awards at 31 December(b)	2,650,861	37.50	2,613,013	37.14	2,216,734	82.52	2,273,669	75.46
Comprising:
– Management Share Awards	1,352,759	38.73	1,398,039	38.68	1,291,203	85.80	1,363,601	78.67
– Bonus Deferral Awards	211,905	36.14	192,878	41.95	53,324	85.53	87,930	87.81
– Global Employee Share Plan	1,050,608	36.06	982,932	33.98	872,207	77.47	822,138	68.82
– UK Share Plan	35,589	41.54	39,164	37.86	—	—	—	—

	2020 number	Weighted average fair value at grant date 2020 £	2019 number	Weighted average fair value at grant date 2019 £	2020 number	Weighted average fair value at grant date 2020 A$	2019 number	Weighted average fair value at grant date 2019 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	707,133	42.26	681,242	43.68	640,948	97.74	582,948	93.05
– Bonus Deferral Awards	111,233	49.71	163,076	42.53	63,404	101.96	85,142	97.30
– Global Employee Share Plan	401,169	43.82	543,426	43.04	299,381	98.60	421,614	91.50
– UK Share Plan	2,392	45.73	34,196	42.21	—	—	—	—
Vested awards settled in cash during the year (including dividend shares applied on vesting):
– Bonus Deferral Awards	19,617	48.34	—	—	—	—	—	—
(a)Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.